Subsequent events - Additional Information (Detail) (USD $)	12 Months Ended				0 Months Ended			12 Months Ended	0 Months Ended			12 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Class A common shares [Member]	Feb. 26, 2014 Subsequent events [Member]	Feb. 06, 2014 Subsequent events [Member]	Jan. 30, 2014 Subsequent events [Member] Series A preferred shares [Member]	Jan. 30, 2014 Subsequent events [Member] Class A common shares [Member]	Feb. 13, 2014 Subsequent events [Member] Series E Preferred Shares [Member]	Feb. 13, 2014 Subsequent events [Member] Underwriters Option to Purchase Additional Shares [Member] Series E Preferred Shares [Member]	Jan. 28, 2014 Subsequent events [Member] Maximum [Member]	Dec. 31, 2012 Series C preferred shares [Member]	Dec. 31, 2011 Series C preferred shares [Member]	Dec. 31, 2013 Series C preferred shares [Member]	Jan. 10, 2014 Series C preferred shares [Member] Subsequent events [Member]	Nov. 08, 2013 Series D preferred shares [Member]	Dec. 13, 2012 Series D preferred shares [Member]	Dec. 31, 2013 Series D preferred shares [Member]	Jan. 10, 2014 Series D preferred shares [Member] Subsequent events [Member]	Dec. 31, 2013 Series C and D preferred share [Member]	Jan. 10, 2014 Series C and D preferred share [Member] Subsequent events [Member]
Subsequent Event [Line Items]
Dividends on preferred shares, per share															$ 0.59375				$ 0.496875
Dividends on preferred shares												$ 33,250,000	$ 22,206,000							$ 38,493,000	$ 10,650,000
Dividends declared date	Feb. 06, 2014														Jan. 10, 2014				Jan. 10, 2014
Dividends date paid	Feb. 26, 2014														Jan. 30, 2014				Jan. 30, 2014
Dividends date of record	Feb. 18, 2014														Jan. 29, 2014				Jan. 29, 2014
Preferred stock, authorized	65,000,000	65,000,000									150,000,000			40,000,000				20,000,000
Capital stock, authorized	290,000,100										375,000,100
Preferred stock, outstanding	18,970,531	17,305,000					200,000							13,665,531				5,105,000
Preferred stock converted in to common stock								23,177,175
Dividends on common share, per share						$ 0.3125
Dividends, common stock	76,340,000	58,940,000	47,414,000		28,993,000
Dividends distribution was paid in cash	44,379,000	51,772,000	34,375,000		14,319,000
Dividend reinvestment	31,961,000	7,168,000	13,039,000		14,674,000
Cumulative Redeemable Perpetual Preferred Shares issued				3,500,000					5,400,000
Series E Cumulative Redeemable Perpetual Preferred Shares per share value	$ 0.01	$ 0.01							$ 25.00
Net proceeds from issuance of preferred shares	47,862,000	74,700,000	344,539,000						131,000,000							50,000,000	77,625,000
Proceeds raised through exercise of underwriters option										$ 9,700,000